Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 01, 2009	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011		Jan. 31, 2010
Goodwill [Line Items]
Beginning Balance		$ 3,151	$ 3,150	$ 3,150	$ 3,149	[1]	$ 3,368
Acquisition		129	12	12
Realization of tax deductible goodwill from a prior acquisition		(1)	(11)	(11)
Impairment	(224)						(224)	[1]
Translation adjustment					1		5
Ending Balance		$ 3,279	$ 3,151	$ 3,151	$ 3,150		$ 3,149	[1]

[1]	Does not sum due to rounding